UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Ulysses Partners, L.P.
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Address:      280 Park Avenue, 21st Floor, West Tower
              ---------------------------------------
              New York, New York 10017
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Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joshua Nash, Member of Joshua Nash LLC
              -----------------------------------------
Title:        General Partner of Ulysses Partners, L.P.
              -----------------------------------------
Phone:        212-455-6200
              -----------------------------------------

Signature, Place, and Date of Signing:

    Joshua Nash             New York, New York              11/12/04
    -----------             ------------------              --------
    [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  -0-
                                                -----------

Form 13F Information Table Entry Total:              1
                                                -----------

Form 13F Information Table Value Total:         $  877     (in thousands)
                                                -----------



List of Other Included managers:

         NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2004

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

                                                                            ITEM 5:
                                ITEM 2:         ITEM 3:       ITEM 4:      Shares or
          ITEM 1:               Title of        Cusip          Fair       Principal
      Name of Issuer             Class          Number      Market Value    Amount
---------------------------------------------------------------------------------------------
    JOY GLOBAL INC.              COM         481165108        876,690      25,500 SHS


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                             ** TABLE CONTINUED **

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

                                          ITEM 6:                                                     ITEM 8:
                                   INVESTMENT DISCRETION                                    VOTING AUTHORITY SHARES
                                         (b) Shares                    ITEM 7:
          ITEM 1:                       as Defined  (c) Shared       Managers
      Name of Issuer         (a) Sole   in Instr. V     Other         See Instr.      (a) Sole    (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------
    JOY GLOBAL INC.              X                                                        X




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